TAXES	12 Months Ended
Sep. 30, 2025
TAXES
TAXES

NOTE 10 –TAXES

(a)Corporate Income Taxes

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries are subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended September 30, 2025, 2024 and 2023, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The WFOE, the VIEs and VIEs’s subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, current corporate income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies. However, according to Tax Preferential Policies for the Development of the Western Region and Chengdu QLS are eligible for a favorable income tax rate of 15% for the years ended September 30, 2025, 2024 and 2023. In accordance with the implementation rules of Corporate Income Tax Law of PRC, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate, subject to a requirement that they re-apply for HNTE status every three years. Gansu QLS is eligible for a favorable income tax rate of 15% for the years ended September 30, 2025, 2024 and 2023.

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The policy allowing Micro and Small Enterprises to calculate their taxable income at a reduced rate of 25% and pay corporate income tax at a rate of 20% is in effect until December 31, 2027.

Under the prevailing tax regulations effective from January 1, 2023 to December 31, 2027, for Small Low-Profit Enterprises (SLPEs) with an annual taxable income not exceeding RMB 3,000,000, the taxable income is calculated as 25% of the pre-tax income, and the enterprise income tax is paid at a 20% tax rate. This results in an effective income tax rate of 5%.

If the annual taxable income exceeds RMB 3,000,000, the enterprise is not eligible for the preferential treatment and is subject to the standard Enterprise Income Tax rate of 25% on its full taxable income.

The qualification as an SLPE is assessed annually. During the reporting period, all the Company’s affiliated entities except Gansu QLS, Moshangfa (Gansu) Bio-Fertilizer Technology Co., Ltd.,Chongqing, RONS Intelligent, RONS Sales and Qilian International Trading (Chengdu) Co., Ltd., met the criteria and were entitled to the preferential effective tax rate of 5%.

Loss before income taxes is derived from the following jurisdiction:

	For the Years ended
	September 30,
	2025	2024	2023
China	$(1,233,694)	$(537,630)	$(1,725,034)
Hong Kong	898,398	3,694	—
Cayman Islands	(19,602,928)	(1,603,206)	(6,177,870)
Total	$(19,938,224)	$(2,137,142)	$(7,902,904)

Significant components of the income tax expense/(benefit) were as follows:

	For the Years ended
	September 30,
	2025	2024	2023
Current income taxes	$106,962	$(211,402)	$15,622
Deferred income taxes	170,828	(408,579)	203,544
Total	$277,790	$(619,981)	$219,166

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes.

Temporary differences and carryforwards of the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2025	September 30, 2024
Deferred tax assets:
Allowance for doubtful accounts and inventories provision	$198,376	$17,496
NOL Carryforwards	—	392,296
Deferred government grants	48,028	14,682
Total deferred tax assets	$246,404	$424,474

Current PRC EIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by the PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of September 30, 2025 and 2024, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.

As of September 30, 2025 and 2024, there were no tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset and liability.

All of the tax returns of WFOE, VIEs and VIEs’s subsidiaries remain open for statutory examination by PRC tax authorities for five years from the date of filing. The eligibility of favorable income tax rate is also subject to review by tax authority.

The following table reconciles the statutory rates to the Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ effective tax rate:

	For the Years ended
	September 30,
	2025	2024	2023
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(1.4)%	7.4%	(2.6)%
Tax rate difference in jurisdictions other than PRC	(23.5)%	(18.7)%	(19.5)
R&D credit	(0.5)%	(9.7)%	1.8
Effect of NOL carryforward	0.0%	—%	—
Deferred tax provision	(0.9)%	26.8%	—
Deferred tax allowance	0.0%	—	(6.1)
Permanent difference	(0.1)%	(1.8)%	(1.4)%
Effective tax rate	(1.4)%	29.0%	(2.8)%

(b)Taxes Payable

The Company, its subsidiaries, the VIEs and VIEs’s subsidiaries’ taxes payable consists of the following:

	September 30,	September 30,
	2025	2024
VAT tax payable	$179,410	$295,769
Corporate income tax payable	713,153	1,166
Business and other taxes payable	14,701	18,393
Total	$907,264	$315,328